Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(64,049)	$(57,485)	$(51,714)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	89,004	29,896	29,138
Net loss per share attributable to common stockholders, basic and diluted	$(0.72)	$(1.92)	$(1.77)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2021	2020	2019
Redeemable convertible preferred stock	—	90,814	90,805
Outstanding stock options	18,058	24,700	24,911
Unvested RSUs	2,863	—	—
Outstanding common stock warrants	—	1,118	790
Private Warrants	2,574	—	—
Public Warrants	4,137	—	—
Sponsor Earnout Shares	492	—	—
Total	28,124	116,632	116,506